Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

Supplement dated February 7, 2024
to the
Statement of Additional Information (“SAI”) dated August 31, 2023
Cromwell Tran Sustainable Focus Fund (the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Effective January 1, 2024, the Board of Trustees of the Trust has approved a change to the limit of Sub-Accounting Service Fees that can be paid on behalf of the Fund.

Accordingly, the Sub-Accounting Service Fees paragraph on page 72 of the Fund’s SAI is hereby deleted and replaced with the following:

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board of Trustees has authorized the Fund to pay service fees of up to 0.15% of the Fund’s average net assets to certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.

Unless the Fund has adopted a specific shareholder servicing plan which is broken out as a separate expense, a sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

* * * * *
Please retain this supplement with your Statement of Additional Information
1

Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

Supplement dated February 7, 2024
to the
Statement of Additional Information (“SAI”) dated April 30, 2023
Cromwell CenterSquare Real Estate Fund
Cromwell Marketfield L/S Fund
(each a “Fund” and collectively, the “Funds”)
each a series of Total Fund Solution Trust (the “Trust”)

Effective January 1, 2024, the Board of Trustees of the Trust has approved a change to the limit of Sub-Accounting Service Fees that can be paid on behalf of each Fund.

Accordingly, the Sub-Accounting Service Fees paragraph on page 109 of the Funds’ SAI is hereby amended as follows:

Sub-Accounting Service Fees
In addition to the fees that each Fund may pay to its Transfer Agent, the Board of Trustees has authorized each Fund to pay service fees to certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents as follows:

Fund	Sub-TA Payment Limitations (as a % of the Fund’s average net assets)
Cromwell CenterSquare Real Estate Fund	Investor Class: 0.25% Institutional Class: 0.15%
Cromwell Marketfield L/S Fund	All Share Classes: 0.15%

Unless each Fund has adopted a specific shareholder servicing plan which is broken out as a separate expense, a sub-accounting fee paid by each Fund is included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses table in the Prospectus.

* * * * *
Please retain this supplement with your Statement of Additional Information
1

Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

Supplement dated February 7, 2024
to the
Statement of Additional Information (“SAI”) dated August 14, 2023
Cromwell Greenspring Mid Cap Fund (the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Effective January 1, 2024, the Board of Trustees of the Trust has approved a change to the limit of Sub-Accounting Service Fees that can be paid on behalf of the Fund.

Accordingly, the Sub-Accounting Service Fees paragraph on page 22 of the Fund’s SAI is hereby deleted and replaced with the following:

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board of Trustees has authorized the Fund to pay service fees of up to 0.15% of the Fund’s average net assets to certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.

Unless the Fund has adopted a specific shareholder servicing plan which is broken out as a separate expense, a sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

* * * * *
Please retain this supplement with your Statement of Additional Information
1

Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

Supplement dated February 7, 2024
to the
Statement of Additional Information (“SAI”) dated January 31, 2023
Cromwell Foresight Global Sustainable Infrastructure Fund (the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Effective January 1, 2024, the Board of Trustees of the Trust has approved a change to the limit of Sub-Accounting Service Fees that can be paid on behalf of the Fund.

Accordingly, the Sub-Accounting Service Fees paragraph on page 26 of the Fund’s SAI is hereby deleted and replaced with the following:

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board of Trustees has authorized the Fund to pay service fees of up to 0.15% of the Fund’s average net assets to certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.

Unless the Fund has adopted a specific shareholder servicing plan which is broken out as a separate expense, a sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

* * * * *
Please retain this supplement with your Statement of Additional Information
1

Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

Supplement dated February 7, 2024
to the
Statement of Additional Information (“SAI”) dated December 27, 2023
Cromwell Sustainable Balanced Fund (the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Effective January 1, 2024, the Board of Trustees of the Trust has approved a change to the limit of Sub-Accounting Service Fees that can be paid on behalf of the Fund.

Accordingly, the Sub-Accounting Service Fees paragraph on page 75 of the Fund’s SAI is hereby deleted and replaced with the following:

Sub-Accounting Service Fees
In addition to the fees that the Fund may pay to its Transfer Agent, the Board of Trustees has authorized the Fund to pay service fees of up to 0.15% of the Fund’s average net assets to certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub‑administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.

Unless the Fund has adopted a specific shareholder servicing plan which is broken out as a separate expense, a sub-accounting fee paid by the Fund is included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

* * * * *
Please retain this supplement with your Statement of Additional Information
1